T. ROWE PRICE Emerging Europe Fund
January 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CYPRUS 0.0%
Common Stocks 0.0%
Galaxy Cosmos Mezz (1) 13,255 4
Total Cyprus (Cost
$–
)
4
CZECH REPUBLIC 1.2%
Common Stocks 1.2%
Komercni Banka  14,330 484
Total Czech Republic (Cost
$531
)
484
GREECE 34.5%
Common Stocks 34.5%
Alpha Services and Holdings (1) 357,887 488
Eurobank Ergasias Services & Holdings (1) 1,324,679 1,797
JUMBO  43,435 780
LAMDA Development (1) 180,205 1,233
Motor Oil Hellas Corinth Refineries  30,379 742
National Bank of Greece (1) 1,235,244 5,873
OPAP  76,557 1,150
Public Power (1) 79,335 632
Terna Energy  23,859 520
Total Greece (Cost
$8,775
)
13,215
HUNGARY 11.9%
Common Stocks 11.9%
OTP Bank  92,929 2,800
Richter Gedeon  40,682 918
Wizz Air Holdings (GBP) (1) 25,684 847
Total Hungary (Cost
$3,833
)
4,565
KAZAKHSTAN 11.1%
Common Stocks 11.1%
Halyk Savings Bank of Kazakhstan, GDR (USD)  157,344 1,641
Kaspi.KZ, GDR (USD)  26,713 1,964
Kazakhstan Kagazy, GDR (USD) (1)(2)(3)(4) 327,395 —
NAC Kazatomprom, GDR (USD)  22,022 647
Total Kazakhstan (Cost
$21,934
)
4,252

T. ROWE PRICE Emerging Europe Fund

Shares $ Value
(Cost and value in $000s)
POLAND 15.5%
Common Stocks 15.5%
Allegro.eu (1) 102,804 716
Bank Polska Kasa Opieki  55,786 1,192
InPost (EUR) (1) 197,464 1,907
Powszechna Kasa Oszczednosci Bank Polski  57,532 429
Powszechny Zaklad Ubezpieczen  199,652 1,697
Total Poland (Cost
$7,943
)
5,941
PORTUGAL 1.3%
Common Stocks 1.3%
Jeronimo Martins  22,383 486
Total Portugal (Cost
$481
)
486
RUSSIA 1.0%
Common Stocks 1.0%
Cian, ADR (USD) (1)(4) 177,144 —
Gazprom (4) 3,658,844 —
HeadHunter Group, ADR (USD) (4) 50,567 —
LUKOIL (4) 170,476 —
Magnit (1)(4) 32,681 —
Magnit, GDR (USD) (4) 4 —
MMC Norilsk Nickel (4) 21,740 —
MMC Norilsk Nickel, ADR (USD) (4) 15 —
Moscow Exchange (1)(4) 207,430 —
Novatek (4) 230,520 —
Ozon Holdings, ADR (USD) (1)(4) 160,907 —
Rosneft Oil (4) 607,203 —
Sberbank of Russia (1)(4) 10,373,360 —
Segezha Group (4) 11,000,000 —
Surgutneftegas (4) 2,584,700 —
TCS Group Holding, GDR (1)(4) 66,273 —
VEON, ADR (USD) (1) 798,200 402
VK, GDR (USD) (1)(4) 263,468 —
Yandex, Class A (1)(4) 69,578 —
Yandex, Class A (USD) (1)(4) 101,000 —
Total Russia (Cost
$84,289
)
402

T. ROWE PRICE Emerging Europe Fund

Shares $ Value
(Cost and value in $000s)
TURKEY 9.1%
Common Stocks 9.1%
D-MARKET Elektronik Hizmetler ve Ticaret, ADR (USD) (1)(5) 899,733 1,080
Eregli Demir ve Celik Fabrikalari  270,254 548
KOC Holding  141,728 578
Turkcell Iletisim Hizmetleri  667,524 1,294
Total Turkey (Cost
$3,490
)
3,500
UNITED KINGDOM 5.9%
Common Stocks 5.9%
Baltic Classifieds Group  443,636 832
Central Asia Metals  103,390 360
Endava, ADR (USD) (1) 1,058 93
Georgia Capital (1) 104,356 985
Total United Kingdom (Cost
$2,094
)
2,270
UNITED STATES 0.2%
Common Stocks 0.2%
EPAM Systems (1) 198 66
Total United States (Cost
$14
)
66
SHORT-TERM INVESTMENTS 8.0%
Money Market Funds 8.0%
T. Rowe Price Government Reserve Fund, 4.36% (3)(6) 3,070,211 3,070
Total Short-Term Investments (Cost $3,070) 3,070

T. ROWE PRICE Emerging Europe Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 4.36% (3)(6) 364,750 365
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 365
Total Securities Lending Collateral (Cost $365) 365
Total Investments in Securities 100.7%
(Cost $136,819) $ 38,620
Other Assets Less Liabilities (0.7)% (273)
Net Assets 100.0% $ 38,347
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $0 and represents 0.0% of net assets.
(3) Affiliated Companies
(4) Level 3 in fair value hierarchy.
(5) All or a portion of this security is on loan at January 31, 2023.
(6) Seven-day yield
ADR American Depositary Receipts
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
USD U.S. Dollar

T. ROWE PRICE Emerging Europe Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Kazakhstan Kagazy, GDR  $ — $ — $ —
T. Rowe Price Government Reserve Fund, 4.36% — — 20++
Totals $ —# $ — $ 20+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
01/31/23
Kazakhstan Kagazy, GDR  $ — $ — $ — $ —
T. Rowe Price Government
Reserve Fund, 4.36% 1,195  ¤  ¤ 3,435
Total $ 3,435^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $20 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $20,057.

T. ROWE PRICE Emerging Europe Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Europe Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Europe Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Emerging Europe Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,641 $ 33,544 $ — $ 35,185
Short-Term Investments 3,070 — — 3,070
Securities Lending Collateral 365 — — 365
Total $ 5,076 $ 33,544 $ — $ 38,620

T. ROWE PRICE Emerging Europe Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, the
Russian central bank has suspended the sales of Russian securities by non-residents of Russia on its local stock exchange. In addition, U.S. and non-U.S. exchanges have halted trading in certain ADRs and GDRs of Russian companies. Consequently, the
Russian equity market has become largely uninvestable and it is uncertain when these restrictions on trading Russian securities will be relieved. Additionally, MSCI, Inc.
(MSCI) announced that it removed Russian securities from its MSCI Emerging Markets
Indices, including the MSCI Emerging Markets Europe Index (Index). Prior to the
market events described above, the Index had 67.08% exposure to Russian securities.
The fund relies on MSCI to define investable emerging market countries and uses the
Index as the fund’s benchmark. As a result of the market events described above, the
Russian securities that continue to be held in the fund’s portfolio that cannot be sold have been valued effectively at zero. In addition, the fund holds an investment, Sberbank of Russia, that is included on the U.S. Specially Designated Nationals and Blocked
Persons (SDN) list. T. Rowe Price, as a U.S. company, is required to report investments in any company on the SDN list to the U.S. Department of Treasury’s Office of Foreign
Assets Control.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F131-054Q1 01/23